Loans Payable (Tables)	12 Months Ended
Mar. 31, 2022
Miscellaneous non-current liabilities [Abstract]
Schedule of continuity of loans payable [Table Text Block]
	Norway	Boden	Total
	(Notes 5)	(Note 28)

Balance - March 31, 2020	2,713,073	-	2,713,073
Additions (Note 25)	-	18,361,495	18,361,495
Interest	207,678	-	207,678
Foreign exchange movement	251,338	-	251,338
Balance - March 31, 2021	3,172,089	18,361,495	21,533,584
Interest	25,133	172,804	197,937
Repayment	-	(1,259,778)	(1,259,778)
Foreign exchange movement	129,645	(1,582,182)	(1,452,537)
Sale of Norway subsidiary (Note 5)	(3,326,867)	-	(3,326,867)
Balance - March 31, 2022	-	15,692,339	15,692,339
Less: Current portion	-	(1,224,102)	(1,224,102)
Non-current portion	$-	$14,468,237	$14,468,237